CAPITAL AND RESERVES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Authorised share capital	200,700,000	200,700,000
Par value of share	$ 0.0109	$ 0.0109
Share issued
Cost incurred issue of shares	$ 0	$ 139,000
Treasury shares purchased	0	107,740
ADS Treasury shares [Member]
Disclosure of classes of share capital [line items]
Treasury shares purchased	0	26,935